Business and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Percentage of valuation allowance provided	100.00%	100.00%
Proceeds from issuance of common stock	$ 247,000	$ 572,000
Common stock share subscriptions issued		8,500
Proceeds from exchange of common stock		$ 42,500
Impairment loss		1,188,000	$ 0
Capitalized Software [Member]
Impairment loss		$ 1,188,000